Apr. 26, 2016
Morgan Stanley Mortgage Securities Trust
Morgan Stanley Mortgage Securities Trust
Morgan Stanley April 26, 2016 Supplement SUPPLEMENT DATED APRIL 26, 2016 TO THE PROSPECTUS OF Morgan Stanley Mortgage Securities Trust, dated February 29, 2016 (the "Fund")
Effective on or about May 6, 2016, the penultimate paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

In addition, the Fund may invest up to 20% of its assets in foreign securities, including U.S. dollar-denominated securities issued in the U.S. capital markets by foreign issuers, some of which are commonly known as "Yankee Bonds" and non-U.S. dollar-denominated securities, including Eurobonds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.